Other Financial Data - Summary of Components of Other Current Assets (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Financial Data [Abstract]
Deferred project costs	$ 44	$ 43	$ 39
Prepaid expenses	62	68	66
Commissions receivable	100	149	148
Other	106	119	49
Total	$ 312	$ 379	$ 302